Repurchase of shares - Summary of the Shares Repurchased by the Company (Detail) - Share Buyback Program [Member] - USD ($)	1 Months Ended		12 Months Ended
	Aug. 18, 2020	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 30, 2020
Equity, Class of Treasury Stock [Line Items]
Share repurchase authorized amount						$ 20,000,000
Total number of ADS Purchased	334,245	857,147	0	1,191,392	0
ADS repurchased				$ 4,475,000
Average price paid per share	$ 3.86	$ 3.72